Income Taxes - Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
PRC	¥ 242,820	$ 37,321	¥ (54,764)	¥ 154,095
Non-PRC	1,190,445	182,967	(14,132)	84,282
Income (Loss) before income taxes	1,433,265	220,288	(68,896)	238,377
Current income tax expenses	82,908	12,742	41,243	70,820
Deferred income tax benefits	(25,306)	(3,889)	(53,432)	(7,080)
Income tax expenses (benefits)	¥ 57,602	$ 8,853	¥ (12,189)	¥ 63,740